Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Composition and movement of intangible assets
Beginning balance	$ 12,725
Ending balance	16,219	$ 12,725
Software
Composition and movement of intangible assets
Beginning balance	12,725	12,632
Additions	10,387	6,790
Amortization	(6,895)	(6,696)
Exchange differences	2	(1)
Ending balance	16,219	12,725	$ 12,632
Amortization expense	6,895	6,696	$ 6,752
Software | Gross value
Composition and movement of intangible assets
Beginning balance	47,850
Ending balance	58,281	47,850
Software | Accumulated amortization
Composition and movement of intangible assets
Beginning balance	(35,125)
Ending balance	$ (42,062)	$ (35,125)
Software | Minimum
Composition and movement of intangible assets
Estimated useful lives (in years)	1 year
Software | Maximum
Composition and movement of intangible assets
Estimated useful lives (in years)	4 years